PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended			3 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2011 U.S.	Dec. 29, 2012 U.S. Growth portfolio	Dec. 29, 2012 U.S. Liability hedging portfolio	Dec. 29, 2012 Int'l Equity Securities	Dec. 29, 2012 Int'l Fixed income securities and cash	Dec. 29, 2012 Int'l Insurance contracts and Other investments	Jan. 01, 2011 SERP
Defined Benefit Plans
Total weighted average asset allocations (as a percent)					65.00%	35.00%
Recognized (gain) loss on curtailment			$ 2.5	$ 2.4
Stock options granted	1,572,200									200,000
Pre tax stock based compensation expense	$ 38.9	$ 39.6	$ 35.2							$ 2.2
Target allocation asset allocations for the defined benefit pension plans (as a percent)							41.00%	45.00%	14.00%